Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2015
Registrant Name	CALVERT WORLD VALUES FUND INC
Central Index Key	0000884110
Amendment Flag	false
Document Creation Date	Jan. 03, 2017
Document Effective Date	Jan. 03, 2017
Prospectus Date	Feb. 01, 2016
Calvert International Equity Fund | Class A
Risk/Return:
Trading Symbol	CWVGX
Calvert International Equity Fund | Class C
Risk/Return:
Trading Symbol	CWVCX
Calvert International Equity Fund | Class Y
Risk/Return:
Trading Symbol	CWEYX
Calvert International Equity Fund | Class I
Risk/Return:
Trading Symbol	CWVIX
Calvert Capital Accumulation Fund | Class A
Risk/Return:
Trading Symbol	CCAFX
Calvert Capital Accumulation Fund | Class C
Risk/Return:
Trading Symbol	CCACX
Calvert Capital Accumulation Fund | Class Y
Risk/Return:
Trading Symbol	CCAYX
Calvert Capital Accumulation Fund | Class I
Risk/Return:
Trading Symbol	CCPIX
Calvert International Opportunities Fund | Class A
Risk/Return:
Trading Symbol	CIOAX
Calvert International Opportunities Fund | Class C
Risk/Return:
Trading Symbol	COICX
Calvert International Opportunities Fund | Class Y
Risk/Return:
Trading Symbol	CWVYX
Calvert International Opportunities Fund | Class I
Risk/Return:
Trading Symbol	COIIX
Calvert Emerging Markets Equity Fund | Class A
Risk/Return:
Trading Symbol	CVMAX
Calvert Emerging Markets Equity Fund | Class C
Risk/Return:
Trading Symbol	CVMCX
Calvert Emerging Markets Equity Fund | Class Y
Risk/Return:
Trading Symbol	CVMYX
Calvert Emerging Markets Equity Fund | Class I
Risk/Return:
Trading Symbol	CVMIX